Retirement Plans And Postretirement Benefits (Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 126,985	$ 139,746
Fair value of plan assets	99,845	109,845
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	21,520	20,407
Fair value of plan assets	$ 14,396	$ 13,618